John Hancock U.S. High Dividend ETF Average Annual Total Returns		12 Months Ended	27 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	25.33%
MSCI USA High Dividend Yield Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.68%	12.47%
N/A
Prospectus [Line Items]
Average Annual Return, Percent		20.27%	20.30%
Performance Inception Date	Sep. 27, 2022
N/A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.51%	19.43%
N/A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.45%	15.70%